Schedule of right of use assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
As at March 31, 2025	$ 533,493	$ 940,155
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at cost	2,151,802	1,396,730
Additions		921,737
Derecognition arising from lease termination		(269,876)
Exchange difference	(469,369)	103,211
Right of use assets at cost	1,682,433	2,151,802
Right of use assets accumulated amortization	1,211,647	916,607
Charge for the financial year	474,871	500,144
Derecognition arising from lease termination		(269,876)
Exchange difference	(537,578)	64,772
Right of use assets accumulated amortization	1,148,940	1,211,647
As at March 31, 2025	$ 533,493	$ 940,155